Aberdeen Global Small Cap Fund | Aberdeen Global Small Cap Fund
Aberdeen Global Small Cap Fund
Objective
The Aberdeen Global Small Cap Fund (the “Global Small Cap Fund” or the “Fund”) seeks long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay when you buy and hold shares of the Global Small Cap Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the “Investing with Aberdeen Funds: Choosing a Share Class — Reduction and Waiver of Class A Sales Charges” section on page 179 of the Fund’s prospectus and in the “Additional Information on Purchases and Sales” — “Waiver of Class A Sales Charges” and “Reduction of Sales Charges” section on pages 145-147 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Aberdeen Global Small Cap Fund	Class A		Class C	Class R	Institutional Class	Institutional Service Class
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	1.00%	[1]	1.00%	none	none	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	2.00%		2.00%	2.00%	2.00%	2.00%
[1]	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Aberdeen Global Small Cap Fund		Class A	Class C	Class R	Institutional Class	Institutional Service Class
Management Fees		1.25%	1.25%	1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none
Other Expenses		0.59%	0.55%	0.61%	0.55%	0.79%
Total Annual Fund Operating Expenses		2.09%	2.80%	2.36%	1.80%	2.04%
Less: Amount of Fee Limitations/Expense Reimbursements	[1]	0.50%	0.50%	0.50%	0.50%	0.50%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements		1.59%	2.30%	1.86%	1.30%	1.54%
[1]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 1.30% for all Classes of the Fund at least through February 28, 2014 or the effective date of the 2014 annual update to the registration statement, whichever occurs first. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, Rule 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 28, 2014 or the effective date of the 2014 annual update to the registration statement, whichever occurs first.

Example

This Example is intended to help you compare the cost of investing in the Global Small Cap Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Aberdeen Global Small Cap Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	727	1,147	1,591	2,819
Class C	333	821	1,435	3,092
Class R	189	689	1,215	2,658
Institutional Class	132	518	928	2,075
Institutional Service Class	157	591	1,052	2,329

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Aberdeen Global Small Cap Fund Class C	233	821	1,435	3,092

Portfolio Turnover

The Global Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 22.21%of the average value of its portfolio.

Principal Strategies

The Global Small Cap Fund seeks to achieve its objective by investing in equity securities of small U.S. and foreign companies. Equity securities include, but are not limited to, common stock, preferred stock and depositary receipts.  As a non-fundamental policy, under normal market conditions, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of small companies from a broad range of countries, including the U.S., and at least 40% of assets in companies located or conducting a majority of their business outside the U.S. Under normal conditions, the Fund invests in securities from at least three different countries.  If the Global Small Cap Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Global Small Cap Fund.

The Fund considers a “small” company to be one whose market capitalization is within the range of capitalizations of companies in the MSCI World Small Cap Index at the time of purchase. As of January 31, 2013, the MSCI World Small Cap Index included companies with market capitalizations between $39.2 million and $8.7 billion. In addition, based on current market conditions, the Fund generally will not consider a company with a market capitalization in excess of $6 billion to be small-cap; however, this maximum capitalization may change with market conditions. Some companies may outgrow the definition of a small company or may no longer fall within the range of a reconstituted index after the Fund has purchased their securities. These companies continue to be considered small for purposes of the Fund’s minimum 80% allocation to small company equities. In addition, the Fund may invest in companies of any size once the 80% policy is met. As a result, the Fund’s average market capitalization may sometimes exceed that of the largest company in the MSCI World Small Cap Index.

The Fund will diversify its investments across companies, industries and countries.

The Fund may invest:

•                       up to 20% of net assets in debt securities;

•                       up to 10% of net assets in private funds that invest in private equity and in venture-capital companies;

•                       up to 35% of net assets in emerging markets securities;

•                       without limit in special-situation companies; and

•                       without limit in foreign securities.

To a limited extent, the Fund may also engage in other investment practices.

Principal Risks

The Global Small Cap Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments — and therefore, the value of Fund shares — may fluctuate. These changes may occur because of:

Small-Cap Securities Risk — in general, stocks of small-cap companies may be more volatile and less liquid than larger company stocks.

Special-situation Company Risk — “special situations” are unusual developments that affect a company’s market value. Examples include mergers, acquisitions and reorganizations. Securities of special-situation companies may decline in value if the anticipated benefits of the special situation do not materialize.

Stock Market Risk — the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Selection Risk — the investment team may select securities that underperform the stock market or other funds with similar investment objectives and strategies.

Foreign Risk — foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Emerging Markets Risk — a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Valuation Risk — the lack of active trading markets may make it difficult to obtain an accurate price for a security held by the Fund.

Impact of Large Redemptions and Purchases of Fund Shares — Occasionally, shareholders may make large redemptions or purchases of Fund shares, which may cause the Fund to have to sell securities or invest additional cash. These transactions may adversely affect the Fund’s performance and increase transaction costs. In addition, large redemption requests may exceed the cash balance of the Fund and result in overdraft charges to the Fund until the sale of portfolio securities to cover the redemption request settle.

If the value of the Fund’s investments goes down, you may lose money.

For additional information regarding the above identified risks, see “Fund Details: Additional Information about Investments, Investment Techniques and Risks” in the prospectus.

Performance

The bar chart and table below can help you evaluate potential risks of the Global Small Cap Fund. The bar chart shows how the Fund’s annual total returns for Class A have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges or taxes. If the applicable sales charges or taxes were included, the annual total returns would be lower than those shown. The returns in the table reflect the maximum sales charge for Class A. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

The returns presented for the Global Small Cap Fund  prior to July 20, 2009 reflect the performance of a predecessor fund (the “Predecessor Fund”). The Global Small Cap Fund adopted the performance of the Predecessor Fund as the result of a reorganization in which the Global Small Cap Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The Global Small Cap Fund and the Predecessor Fund have substantially similar investment objectives and strategies.

Returns of the Predecessor Fund have not been adjusted to reflect the expenses applicable to the respective classes.  Class A returns for periods prior to July 20, 2009 are based on the previous performance of the Common Class shares of the Predecessor Fund. Class R returns for periods prior to July 20, 2009 are based on the previous performance of the Adviser Class shares of the Predecessor Fund. Institutional Service Class returns prior to the commencement of operations of the Institutional Service Class (inception date: September 16, 2009) are based on the previous performance of the Fund’s Institutional Class shares. Institutional Class returns prior to the commencement of operations of the Institutional Class (inception date: July 20, 2009) are based on the previous performance of the Common Class shares of the Predecessor Fund.  Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what each individual class would have produced because all classes invest in the same portfolio of securities.

Annual Total Returns - Class A Shares (Years Ended Dec. 31)

Best Quarter: 23.29% - 2nd quarter 2009 Worst Quarter: -27.92% - 3rd quarter 2003
Average Annual Total Returns as of December 31, 2012

After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Returns Aberdeen Global Small Cap Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	24.58%	2.54%	9.33%
Class C	31.30%	3.01%	9.18%
Class R	31.92%	3.50%	9.71%
Institutional Class	32.61%			7.59%	Jul. 20, 2009
Institutional Service Class	32.22%			7.57%	Sep. 16, 2009
After Taxes on Distributions Class A	24.52%	2.28%	9.16%
After Taxes on Distributions and Sales of Shares Class A	15.98%	2.00%	8.20%
MSCI World Small Cap Index (reflects no deduction for fees, expenses or taxes)	18.14%	2.91%	12.15%	9.06%